LEASE LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

14	LEASE LIABILITIES

	June 30, 2026	December 31, 2025
	USD	USD
Within one year	32,927	40,057
Within a period of more than one year but not more than two years	31,788	29,535
Within a period of more than two years but not more than five years	8,523	24,185
	73,238	93,777
Less: Amount due for settlement with 12 months shown under current liabilities	(32,927)	(40,057)
Amount due for settlement after 12 months shown under non-current liabilities	40,311	53,720

The weighted average incremental borrowing rates applied to lease liabilities range from 3% to 5% per annum (2025: 3% to 5% per annum).

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	June 30, 2026	December 31, 2025
	USD	USD
EUR	2,901	11,773
CNY	70,337	82,005